Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Incentive Plans

15. Stock-Based Incentive Plans

Sunoco’s principal stock-based incentive plans are the Long-Term Performance Enhancement Plan II (“LTPEP II”) and, as approved by shareholders of Sunoco on May 6, 2010, the Long-Term Performance Enhancement Plan III (“LTPEP III”). LTPEP II and LTPEP III authorize the use of eight and 3.5 million shares of common stock for awards, respectively. LTPEP II and LTPEP III provide for the award of stock options, common stock units and related rights to officers and other key employees of Sunoco. No awards may be granted under LTPEP II and LTPEP III after December 31, 2013 and December 31, 2020, respectively. At December 31, 2011, there were 1,324,985 and 2,988,710 shares of common stock available for awards under LTPEP II and LTPEP III, respectively.

The stock options that have been granted under LTPEP II have a 10-year term and permit optionees to purchase Company common stock at its fair market value on the date of grant. Options that were granted prior to December 2008 are exercisable two years after the date of grant, while the options granted in December 2008 and thereafter become exercisable over a three-year period in one-third increments on each anniversary date after the date of grant. The fair value of the stock options is estimated using the Black-Scholes option pricing model. Use of this model requires the Company to make certain assumptions regarding the term that the options are expected to be outstanding (“expected life”), as well as regarding the risk-free interest rate, the Company’s expected dividend yield and the expected volatility of the Company’s stock price during the period the options are expected to be outstanding. The expected life and dividend yield are estimated based on historical experience. The risk-free interest rate is based on the U.S. Treasury yield curve at the date of grant for periods that are approximately equal to the expected life. The Company uses historical share prices, for a period equivalent to the options’ expected life, to estimate the expected volatility of the Company’s share price. There were no stock options granted in 2011. The fair value of the stock options granted in prior years has been based on the following weighted-average assumptions:

	2010	2009
Expected life (years)	5	5
Risk-free interest rate	2.3%	2.2%
Dividend yield	2.1%	3.6%
Expected volatility	41.1%	41.1%

The following table summarizes information with respect to Sunoco common stock option awards under Sunoco’s stock-based incentive plans (dollars in millions, except per-share and per-option amounts):

	Shares Under Option	Weighted- Average Option Price Per Share	Weighted- Average Fair Value Per Option*	Intrinsic Value
Outstanding, December 31, 2008	2,236,773	$55.19
Granted	216,100	$27.76	$7.51
Exercised	(35,890)	$12.63		$1
Canceled	(84,167)	$46.69

Outstanding, December 31, 2009	2,332,816	$53.61
Granted	644,800	$28.26	$9.00
Exercised	(7,000)	$26.05		$—
Canceled	(207,134)	$48.90

Outstanding, December 31, 2010	2,763,482	$48.12
Granted	—
Exercised**	(196,145)	$29.14		$3
Canceled	(158,115)	$53.93

Outstanding, December 31, 2011	2,409,222 ***	$49.28		$12

Exercisable, December 31
2009	1,702,042	$61.35
2010	1,831,871	$57.57
2011	1,965,179 ***	$54.05		$6

*	Represents the weighted-average fair value per option granted as of the date of grant.
**	Cash received by the Company upon exercise amounted to $6 million and the related tax benefit realized amounted to less than $1 million.
***The	weighted-average remaining contractual term of outstanding options and exercisable options was 6.1 and 5.7 years, respectively.

Outstanding common stock award units under the Company’s stock-based incentive plans mature upon completion of a three- to ten-year service period or upon attainment of predetermined performance targets during a three-year period. For performance-based awards, adjustments for attainment of performance targets can range from 0-150 percent of the award grant. Awards are payable in cash or common stock as determined on the date of grant. Awards to be paid in cash are classified as liabilities in the Company’s consolidated balance sheets and are re-measured for expense purposes at fair value each period (based on the fair value of an equivalent number of Sunoco common shares at the end of the period) with any change in fair value recognized as an increase or decrease in earnings. For service-based awards to be settled in common stock, the grant-date fair value is based on the closing price of the Company’s shares on the date of grant. For performance-based awards to be settled in common stock, the payout of which is determined by market conditions related to stock price performance, the grant-date fair value is generally estimated using a Monte Carlo simulation model. Use of this model requires the Company to make certain assumptions regarding expected volatility of the Company’s stock price during the vesting period as well as regarding the risk-free interest rate and correlations of stock returns among the Company and its peers. The Company uses historical share prices, for a period equivalent to the award’s term, to estimate the expected volatility of the Company’s share price. The risk-free interest rate is based on the U.S. Treasury yield curve at the date of grant for a term that approximates the award’s term. Correlations of stock returns among the Company and its peers are calculated using historical daily stock-return data for a period equivalent to the award’s term.

The following tables set forth separately information with respect to Sunoco common stock unit awards to be settled in stock and awards to be settled in cash under Sunoco’s stock-based incentive plans (dollars in millions, except per-unit amounts):

Stock Settled Awards	Awards	Weighted- Average Fair Value Per Unit*	Fair/ Intrinsic Value
Nonvested, December 31, 2008	528,104	$47.91
Granted	264,024	$26.99
Performance factor adjustment**	(23,736)
Vested	(34,329)	$69.95	$1
Canceled	(39,323)	$44.65

Nonvested, December 31, 2009	694,740	$38.34
Granted	448,540	$28.41
Performance factor adjustment**	(12,011)
Vested	(84,994)	$64.88	$3
Canceled	(50,745)	$34.19

Nonvested, December 31, 2010	995,530	$31.50
Granted	408,327	$41.68
Performance factor adjustment**	(198,942)
Vested	(50,050)	$43.06	$2
Canceled	(79,828)	$34.68

Nonvested, December 31, 2011	1,075,037	$34.24

*	Represents the weighted-average fair value per unit as of the date of grant.
**	Consists of adjustments to vested performance-based awards to reflect actual performance. The adjustments are required since the original grants of these awards were at 100 percent of the targeted amounts.

Cash Settled Awards	Awards	Weighted- Average Fair Value Per Unit*	Fair/ Intrinsic Value
Nonvested, December 31, 2008	272,150	$66.09
Performance factor adjustment**	(55,832)
Vested***	(68,238)	$68.43	$2
Canceled	(10,580)	$66.05

Nonvested, December 31, 2009	137,500	$63.98
Performance factor adjustment**	(18,941)
Vested***	(110,789)	$63.98	$5
Canceled	(7,770)	$63.98

Nonvested, December 31, 2010	—

*	Represents the weighted-average fair value per unit as of the date of grant.
**	Consists of adjustments to vested performance-based awards to reflect actual performance. The adjustments were required since the original grants of these awards were at 100 percent of the targeted amounts.
***Cash	payments for vested awards were made in the first quarter of the following year.

For the years 2011, 2010 and 2009, the Company recognized stock-based compensation expense (including amounts attributable to discontinued operations) of $15, $15 and $5 million, respectively, and related tax benefits of $5, $6 and $2 million, respectively. As of December 31, 2011, total compensation cost related to nonvested awards not yet recognized was $16 million, and the weighted-average period over which this cost is expected to be recognized in income is 2.2 years. The stock-based compensation expense and the total compensation cost related to nonvested awards not yet recognized reflect the Company’s estimates of performance factors pertaining to performance-based common stock unit awards. In addition, equity-based compensation expense attributable to Sunoco Logistics Partners L.P. and SunCoke Energy for 2011, 2010 and 2009 amounted to $8, $5 and $5 million, respectively.

In connection with the separation of SunCoke Energy (Note 16), certain stock options and common stock units issued under LTPEP II and LTPEP III were modified in January 2012. In general, all Sunoco stock options held by Sunoco employees and directors were converted into Sunoco and SunCoke stock options. The terms of the Sunoco stock options are unchanged except for the modification of the exercise price to reflect the change in the price per share of the Sunoco common stock after the spin-off. The SunCoke Energy stock options held by Sunoco employees and directors are fully vested and exercisable. Sunoco stock options held by SunCoke Energy employees were converted to SunCoke Energy stock options. The aggregate intrinsic value of the modified stock options issued on the date of the spin-off is equal to the intrinsic value of the Sunoco stock options which were converted just prior to the spin-off. Outstanding Sunoco common stock units held by Sunoco employees were effectively split into two components representing the Sunoco common stock units and SunCoke Energy common stock units. The Sunoco common stock units remain outstanding under the same terms and conditions as the original awards. The portion of the award representing SunCoke Energy common stock units was vested at the original grant target amount and such value was paid out in cash based upon the market value of the SunCoke Energy stock on the date of the spin-off. All Sunoco common stock units held by SunCoke Energy employees were converted into SunCoke Energy common stock units which vest over the remaining term of the original award. All SunCoke Energy common stock issued as a result of option exercises or the vesting of common stock units will be issued under SunCoke Energy’s incentive stock compensation plan. Sunoco is currently evaluating the accounting impact of these modifications on its future stock-based compensation expense.